United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                               Amended Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/04


              Date of Reporting Period: Fiscal year ended 12/31/04








Item 4 (g) in the original N-CSR filing for the fiscal year ended December 31, 2004, is corrected to read:

(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                        Fiscal year ended 2004 - $260,832

                        Fiscal year ended 2003 - $109,548


Item 12.          Exhibits










SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Core Trust

By                /S/ Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date                August 15, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ John B. Fisher, Principal Executive Officer


Date              August 15, 2005



By                /S/ Richard J. Thomas, Principal Financial Officer


Date              August 15, 2005